Average Annual Total Returns - FidelityShortDurationHighIncomeFund-AMCIZPRO - FidelityShortDurationHighIncomeFund-AMCIZPRO - Fidelity Short Duration High Income Fund	Jun. 29, 2023
Fidelity Advisor Short Duration High Income Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	(6.05%)
Past 5 years	1.72%
Since Inception	2.28%	[1]
Fidelity Advisor Short Duration High Income Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	(10.04%)
Past 5 years	0.64%
Since Inception	1.57%	[2]
Fidelity Advisor Short Duration High Income Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	(11.48%)
Past 5 years	(0.86%)
Since Inception	(0.02%)	[2]
Fidelity Advisor Short Duration High Income Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(5.93%)
Past 5 years	(0.13%)
Since Inception	0.49%	[2]
Fidelity Advisor Short Duration High Income Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	(10.04%)
Past 5 years	0.64%
Since Inception	1.57%	[3]
Fidelity Advisor Short Duration High Income Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	(7.89%)
Past 5 years	0.71%
Since Inception	1.36%	[4]
Fidelity Advisor Short Duration High Income Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	(5.86%)
Since Inception	1.58%	[5]
ML221
Average Annual Return:
Past 1 year	(5.45%)
Past 5 years	2.79%
Since Inception	3.36%
F1879
Average Annual Return:
Past 1 year	(4.73%)
Past 5 years	3.02%
Since Inception	3.40%

[1]	D From November 5, 2013
[2]	A From November 5, 2013
[3]	B From November 5, 2013
[4]	C From November 5, 2013
[5]	E From October 2, 2018